Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES:
Net income	$ 31,891	$ 42,150
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Non-cash adjustments	(6,808)	40,403
Decrease/(increase) in operating assets	6,341	(7,921)
Increase in operating liabilities	667	18,366
Payments for drydock and special survey costs	(4,347)	(6,905)
Net cash provided by operating activities	27,744	86,093
INVESTING ACTIVITIES:
Acquisition of/additions to vessels	0	(1,576)
Acquisition of Vimalcor	(1,224)	0
Deposits for vessels, port terminals and other fixed assets acquisitions	(4,338)	(2,054)
Purchase of property, equipment and other fixed assets	(8,478)	(2,657)
Proceeds of sale of vessels	147	0
Net cash used in investing activities	(13,893)	(6,287)
FINANCING ACTIVITIES:
Repayment of long-term debt and payment of principal	(14,002)	(57,415)
Repayment of loans payable to affiliate companies	0	(112,632)
Repayment/repurchase of senior notes		(520,466)
Proceeds from long-term loans	0	266,725
Proceeds from loans payable to affiliate companies	0	262,632
Debt issuance costs	0	(1,425)
Repayment of finance lease liability	0	(130)
Acquisition of noncontrolling interest	(10,000)	0
Net cash used in financing activities	(24,002)	(162,711)
Decrease in cash and cash equivalents and restricted cash	(10,151)	(82,905)
Cash and cash equivalents and restricted cash, beginning of period	78,851	137,851
Cash and cash equivalents and restricted cash, end of period	68,700	54,946
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	29,189	62,901
Cash paid for income taxes	0	61
Non-cash investing and financing activities
Lease modification	0	19,417
Purchase of property, equipment and other fixed assets	(1,484)	(389)
Other long-term assets unpaid	(639)	(835)
Transfer to Vessels, port terminals and other fixed assets, net	1,907	0
Acquisition of Vimalcor	(200)	0
Discontinued operations:
Net cash provided by operating activities of discontinued operations	0	89,579
Net cash used in investing activities of discontinued operations	$ 0	$ (3,578)